LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2020
LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT [Abstract]
Aggregate Annual Principal Payments of Debt
As of June 30, 2020, the Company has the following scheduled principal repayments required to be made under the Company's debt facilities as follows:

Debt repayments in $'000s	Total	2020*	2021	2022	2023	2024	Thereafter
2019 Senior Secured Credit Facility	264,699	39,588	15,305	15,305	15,305	179,196	-
Financing of 2018-built Vessels	116,116	3,879	7,960	8,327	8,711	9,138	78,101
Total	380,815	43,467	23,265	23,632	24,016	188,334	78,101

*Q3 and Q4 2020 repayments